Earnings Per Common Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings Per Common Share

NOTE 12.     Earnings Per Common Share

Basic income (loss) per common share (“EPS”) is computed based on the weighted average number of common shares outstanding. Diluted income (loss) per common share is computed based on the weighted average number of common shares outstanding plus the impact of common shares issuable from the assumed conversion of OP Units and unvested restricted stock units. Only those instruments having a dilutive impact on the Company’s basic income (loss) per share are included in diluted income (loss) per share during the periods presented.

Certain restricted stock units are considered participating securities, because dividend payments are not forfeited even if the underlying award does not vest, and require use of the two-class method when computing basic and diluted earnings per share.

For the six months ended June 30, 2026, for basic EPS, the Company elected to use the weighted average number of shares outstanding from the closing date of the IPO through June 30, 2026. For the six months ended June 30, 2026, basic and diluted EPS is calculated by dividing net income (loss) attributable to common shares after the closing date of the IPO by the basic and diluted weighted average shares outstanding for the period. The pre-IPO net income (loss) of $40 million for the period from January 1, 2026 through March 23, 2026 is deducted from net income (loss) for purposes of EPS.

The following table illustrates the computation of basic and diluted earnings per share (in thousands, except per share amounts):

	Three Months Ended	Six Months Ended
	June 30, 2026	June 30, 2026
Numerator - Basic
Net income (loss)	$14,858	$42,732
Noncontrolling interests’ share in earnings	(4,135)	(677)
Less: Participating securities’ share in earnings	(4)	(4)
Net (income) loss - pre-IPO	—	(39,888)
Net income (loss) applicable to common shares	$10,719	$2,163
Numerator - Dilutive
Net income (loss) applicable to common shares	$10,719	$2,163
Net income (loss) attributable to dilutive convertible units and other	4,119	649
Dilutive net income (loss) available to common shares	$14,838	$2,812
Denominator
Basic weighted average shares outstanding(1)	195,011	194,310
Dilutive potential common shares - OP Units(2)	76,022	75,918
Diluted weighted average common shares	271,033	270,228
Earnings per common share
Basic	$0.05	$0.01
Diluted	$0.05	$0.01
(1)	No publicly-listed shares were outstanding as of June 30, 2025.
(2)	For the three and six months ended June 30, 2026, represents the dilutive impact of 76 million outstanding OP Units.